Non-current financial assets (Details) - CHF (SFr)	Jun. 30, 2025	Dec. 31, 2024
Non-current financial assets
Security rental deposits	SFr 7,086	SFr 7,089
Total non-current financial assets	SFr 7,086	SFr 7,089